STATEMENT OF INVESTMENTS
BNY Mellon Emerging Markets Fund

May 31, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.3%
Brazil - 4.6%
Banco do Brasil	855,900		5,499,950
Cia Brasileira de Distribuicao	110,500		829,434
Cia de Saneamento de Minas Gerais-COPASA	2,343,400		7,891,220
Cyrela Brazil Realty Empreendimentos e Participacoes	2,533,600		11,618,673
Minerva	2,976,700		5,660,168
Petroleo Brasileiro, ADR	1,607,841		16,416,057
Sendas Distribuidora	110,500		1,895,485
YDUQS Participacoes	285,000		1,829,748
			51,640,735
China - 34.4%
Agile Group Holdings	4,308,000		6,128,196
Agricultural Bank of China, Cl. H	16,780,000		6,810,679
Alibaba Group Holding, ADR	206,661	[a]	44,217,188
Anhui Conch Cement, Cl. H	1,074,500		6,714,846
ANTA Sports Products	220,000		4,436,341
China Aoyuan Group	4,483,000		5,262,293
China CITIC Bank, Cl. H	8,651,000		4,726,287
China Construction Bank, Cl. H	27,243,939		22,396,414
China Galaxy Securities, Cl. H	10,191,500		6,395,213
China Hongqiao Group	4,591,500		7,407,076
China Minsheng Banking, Cl. H	10,408,500	[b]	5,579,167
China Shenhua Energy, Cl. H	6,038,000		13,677,285
Cosco Shipping Holdings, Cl. H	5,654,500	[a]	11,905,131
ENN Energy Holdings	768,000		14,121,249
Huazhu Group, ADR	34,922	[a,b]	1,996,491
Industrial Bank, Cl. A	1,062,400	[a]	3,856,931
JD.com, ADR	40,771	[a]	3,014,608
Jointown Pharmaceutical Group, CI. A	2,286,730	[a]	6,160,739
Lonking Holdings	17,638,000		6,158,948
Meituan, Cl. B	168,500	[a,c]	5,757,863
NetDragon Websoft Holdings	2,577,000		7,620,527
New China Life Insurance, Cl. H	1,888,400		7,068,513
OneConnect Financial Technology, ADR	71,893	[a,b]	1,039,573
Ping An Insurance Group Company of China, Cl. H	1,967,000		21,403,851
Shanghai Pharmaceuticals Holding, Cl. H	4,701,500	[a]	10,625,612
Sinotruk Hong Kong	4,370,000		10,248,038
Sunny Optical Technology Group	190,500		4,847,859

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.3% (continued)
China - 34.4% (continued)
TAL Education Group, ADR	38,701	[a]	1,546,879
Tencent Holdings	1,373,600		109,556,675
Times China Holdings	3,324,000	[b]	4,574,253
Tingyi Cayman Islands Holding	3,440,000		6,533,469
Wuxi Biologics Cayman	436,500	[a,c]	6,473,624
Zoomlion Heavy Industry Science & Technology, Cl. A	2,619,200	[a]	4,423,143
			382,684,961
Czech Republic - .1%
Avast	221,654	[c]	1,481,579
Hong Kong - 2.6%
Bosideng International Holdings	15,982,000		8,854,978
Galaxy Entertainment Group	405,224	[a]	3,391,269
Shimao Group Holdings	2,342,000		6,638,921
SITC International Holdings	2,876,000		10,283,472
			29,168,640
India - 5.4%
Hero MotoCorp	121,735		5,053,912
ICICI Bank	620,037	[a]	5,503,880
Infosys	321,833		6,191,873
Larsen & Toubro	128,777		2,627,536
Mindtree	292,235	[a]	9,658,873
Motherson Sumi Systems	3,197,609	[a]	10,602,418
REC	2,762,264		5,563,230
Shriram Transport Finance	510,614		10,078,005
UPL	433,736		4,859,903
			60,139,630
Indonesia - 1.0%
Astra International	4,798,600		1,729,982
Bank Rakyat Indonesia	10,927,500		3,113,401
Indofood Sukses Makmur	13,387,000	[a]	5,950,819
			10,794,202
Malaysia - .5%
Top Glove	4,482,100		5,616,857
Mexico - 1.4%
Arca Continental	639,600		3,552,834
Gruma, Cl. B	514,795		5,609,555
Grupo Aeroportuario del Centro Norte	508,100	[a]	3,250,942
Wal-Mart de Mexico	959,177		3,062,259
			15,475,590
Philippines - 1.0%
Ayala Land	2,402,700		1,734,257
International Container Terminal Services	2,515,550		7,531,256

Description	Shares		Value ($)
Common Stocks - 97.3% (continued)
Philippines - 1.0% (continued)
Puregold Price Club	1,746,280		1,433,997
			10,699,510
Russia - 3.3%
Lukoil, ADR	182,549		14,824,804
Sberbank of Russia, ADR	914,884		15,443,242
X5 Retail Group, GDR	141,229		4,222,747
Yandex, Cl. A	36,022	[a]	2,432,926
			36,923,719
Saudi Arabia - .5%
Jarir Marketing	102,708		5,751,265
Singapore - 1.5%
Sea, ADR	64,214	[a]	16,261,553
South Africa - 4.5%
Clicks Group	354,465		6,673,009
Impala Platinum Holdings	694,583		12,625,345
Mediclinic International	1,442,561	[a]	6,682,095
Sibanye Stillwater	5,138,107		24,275,167
			50,255,616
South Korea - 14.9%
CJ CheilJedang	12,367		5,416,730
DB Insurance	156,835		7,129,503
Hana Financial Group	172,662		7,206,506
Hyundai Mobis	74,693		18,751,941
KB Financial Group	299,475		15,788,694
Korea Investment Holdings	122,116		11,387,128
Kumho Petrochemical	69,780		14,484,058
LG Electronics	104,784		14,280,613
POSCO	59,253		18,966,485
Samsung Electronics	498,422		35,975,048
Shinhan Financial Group	208,024		7,917,707
SK Hynix	78,368		8,783,287
			166,087,700
Taiwan - 18.3%
Chailease Holding	3,983,948	[a]	29,943,698
Evergreen Marine	4,359,000	[a]	15,493,499
MediaTek	790,000	[a]	28,335,827
momo.com	479,000	[a]	21,411,294
Taiwan Semiconductor Manufacturing	4,948,000		106,485,319
TCI	158,303	[a]	1,392,402
			203,062,039
Thailand - .6%
Thai Beverage	3,812,300		2,003,439
Thanachart Capital	3,888,100		4,261,358
			6,264,797

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 97.3% (continued)
Turkey - 1.5%
BIM Birlesik Magazalar		714,944		5,337,614
Eregli Demir ve Celik Fabrikalari		4,840,650		10,867,198
				16,204,812
United Arab Emirates - ..2%
Dubai Islamic Bank		1,976,608		2,599,136
Uruguay - 1.0%
Globant		49,113	[a]	10,700,249
Total Common Stocks (cost $661,479,474)				1,081,812,590

Exchange-Traded Funds - .3%
United States - .3%
iShares MSCI Emerging Markets ETF (cost $2,830,169)		63,678	[b]	3,494,012
	Preferred Dividend Yield (%)
Preferred Stocks - 1.2%
Brazil - 1.2%
Banco do Estado do Rio Grande do Sul, Cl. B	5.30	3,086,600		8,072,291
Cia Energetica de Minas Gerais	6.50	2,084,572		5,431,719
Total Preferred Stocks (cost $16,113,196)				13,504,010
	1-Day Yield (%)
Investment Companies - 1.1%
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $12,456,172)	0.04	12,456,172	[d]	12,456,172

Investment of Cash Collateral for Securities Loaned - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $3,580,264)	0.01	3,580,264	[d]	3,580,264
Total Investments (cost $696,459,275)		100.3%		1,114,847,048
Liabilities, Less Cash and Receivables		(.3%)		(3,253,185)
Net Assets		100.0%		1,111,593,863

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

GDR—Global Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At May 31, 2021, the value of the fund’s securities on loan was $10,411,717 and the value of the collateral was $10,748,465, consisting of cash collateral of $3,580,264 and U.S. Government & Agency securities valued at $7,168,201.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, these securities were valued at $13,713,066 or 1.23% of net assets.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Emerging Markets Fund

May 31, 2021 (Unaudited)

The following is a summary of the inputs used as of May 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	1,081,812,590	-	-	1,081,812,590
Equity Securities - Preferred Stocks	13,504,010	-	-	13,504,010
Exchange-Traded Funds	3,494,012	-	-	3,494,012
Investment Companies	16,036,436	-	-	16,036,436

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2021, accumulated net unrealized appreciation on investments was $418,387,773, consisting of $441,096,792 gross unrealized appreciation and $22,709,019 gross unrealized depreciation.

At May 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.